Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Information of the Parent Company
Net (loss)/income	¥ 2,705	$ 371	¥ 3,334	¥ (13,130)
Share-based compensation			(495)	19,762
Other income/(loss), net	6,308	864	(5,507)	41,845
Net cash provided by/(used in) operating activities	(14,738)	(2,019)	(97,282)	74,723
Net cash provided by investing activities	934	127	18,384	77,211
Net cash provided by/(used in) financing activities	32,418	4,442	24,221	(82,140)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	48	7	110	321
Net (decrease)/increase in cash	18,662	2,557	(54,567)	70,115
Cash, cash equivalents and restricted cash, at the beginning of year	46,456	6,364	101,023	30,908
Cash, cash equivalents and restricted cash, at the end of year	65,118	8,921	46,456	101,023
Parent company | Reportable legal entities
Condensed Financial Information of the Parent Company
Net (loss)/income	2,705	371	3,334	(13,130)
Share of loss in subsidiaries, VIE and VIE's Subsidiaries	(15,525)	(2,127)	(7,867)	(45,261)
Share-based compensation			2,655	19,762
Other income/(loss), net	6,895	945	(5,396)	49,664
Unrealized foreign exchange gain	(12)	(2)	(210)	(627)
Changes in operating assets and liabilities	6,486	888	(1,025)	(18,072)
Net cash provided by/(used in) operating activities	549	75	(8,509)	(7,664)
Net cash provided by investing activities	876	120	1,420	5,582
Net cash provided by/(used in) financing activities	(1,022)	(140)	146
Effect of exchange rate changes on cash, cash equivalents and restricted cash	12	2	210	627
Net (decrease)/increase in cash	415	57	(6,733)	(1,455)
Cash, cash equivalents and restricted cash, at the beginning of year	424	58	7,157	8,612
Cash, cash equivalents and restricted cash, at the end of year	¥ 839	$ 115	¥ 424	¥ 7,157